UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                               	Burlington, Ontario, Canada	 Aug 11, 2010
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	70

Form 13F Information Table Value Total: 	$851,924
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at June 30, 2010

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		   CUSIP	Value	      SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	   NUMBER 	(x$1000)      OR PRN 	PRN CALL DSCRETN  MNGERS

ABB LTD				SPONSORED ADR	 000375204	210		12000	SH 	SOLE		12000
AMERIPRISE FINL INC		COM		 03076C106	1519		42200	SH 	SOLE		42200
ARCHER DANIELS MIDLAND CO	COM		 039483AW2	68499		2633555	SH 	SOLE		2633555
BANCO SANTANDER SA		ADR		 05964H105	854		83000	SH 	SOLE		83000
BANK NOVA SCOTIA HALIFAX	COM		 064149107	2461		53149	SH 	SOLE		53149
BANK OF AMERICA CORPORATION	COM		 60505104	2848		195500	SH 	SOLE		195500
BARCLAYS PLC			ADR		 06738E204	2579		162000	SH 	SOLE		162000
BECTON DICKINSON & CO		COM		 075887109	62168		921685	SH 	SOLE		921685
BERKSHIRE HATHAWAY INC DEL	CL B NEW	 084670702	6134		76650	SH 	SOLE		76650
BERKSHIRE HATHAWAY INC DEL	CL A		 084670108	23920		199	SH 	SOLE		199
BHP BILLITON LTD		SPONSORED ADR	 88606108	292		5500	SH 	SOLE		5500
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	 112585104	1982		86850	SH 	SOLE		86850
CARNIVAL CORP			PAIRED CTF	 14365C103	217		7200	SH 	SOLE		7200
CENTRAL GOLDTRUST		TR UNIT		 153546106	846		17500	SH 	SOLE		17500
CLOROX CO DEL			COM		 189054109	39943		636747	SH 	SOLE		636747
CREDIT SUISSE GROUP		SPONSORED ADR	 225401108	562		15000	SH 	SOLE		15000
DEUTSCHE BANK AG		NAMEN AKT	 D18190898	2046		36500	SH 	SOLE		36500
DEUTSCHE TELEKOM AG		SPONSORED ADR	 251566105	144		12300	SH 	SOLE		12300
DUN & BRADSTREET CORP DEL NE	COM		 26483E100	1193		17527	SH 	SOLE		17527
EATON VANCE CORP		COM NON VTG	 278265103	1278		45888	SH 	SOLE		45888
ENCANA CORP			COM		 292505104	2176		70888	SH 	SOLE		70888
EQUIFAX INC			COM		 294429105	1406		49800	SH 	SOLE		49800
FEDERATED INVS INC PA		CL B		 314211103	421		20000	SH 	SOLE		20000
FRANKLIN RES INC		COM		 354613101	13520		157740	SH 	SOLE		157740
GLOBAL PMTS INC			COM		 37940X102	2387		64208	SH 	SOLE		64208
GOLDMAN SACHS GROUP INC		COM		 38141G104	1471		11000	SH 	SOLE		11000
HARTFORD FINL SVCS GROUP INC	COM		 416515104	2881		130000	SH 	SOLE		130000
HSBC HLDGS PLC			SPON ADR NEW	 404280406	2698		58400	SH 	SOLE		58400
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	 456788108	1307		21818	SH 	SOLE		21818
ING GROEP N V			SPONSORED ADR	 456837103	202		26900	SH 	SOLE		26900
INVESCO LTD			SHS		 G491BT108	72115		4173313	SH 	SOLE		4173313
JANUS CAP GROUP INC		COM		 47102X105	635		70500	SH 	SOLE		70500
JOHNSON & JOHNSON		COM		 478160104	19126		322867	SH 	SOLE		322867
JPMORGAN CHASE & CO		COM		 46625H100	6161		166250	SH 	SOLE		166250
LENDER PROCESSING SVCS INC	COM		 52602E102	233		7500	SH 	SOLE		7500
LLOYDS BANKING GROUP PLC	SPONSORED ADR	 539439109	598		185000	SH 	SOLE		185000
MANULIFE FINL CORP		COM		 56501R106	3050		209529	SH 	SOLE		209529
MASTERCARD INC			CL A		 57636Q104	3075		15150	SH 	SOLE		15150
MCDONALDS CORP			COM		 580135101	7622		114686	SH 	SOLE		114686
METLIFE INC			COM		 59156R108	1871		49000	SH 	SOLE		49000
MORGAN STANLEY			COM NEW		 617446448	1054		44940	SH 	SOLE		44940
NOBLE CORPORATION BAAR		NAMEN -AKT	 H5833N103	74917		2508100	SH 	SOLE		2508100
NOMURA HLDGS INC		SPONSORED ADR	 65535H208	82		15000	SH 	SOLE		15000
NORTHERN TR CORP		COM		 665859104	425		8970	SH 	SOLE		8970
NYSE EURONEXT			COM		 629491101	284		10200	SH 	SOLE		10200
OPPENHEIMER HLDGS INC		CL A NON VTG	 683797104	5204		212400	SH 	SOLE		212400
POSCO				SPONSORED ADR	 693483109	474		5000	SH 	SOLE		5000
PRUDENTIAL FINL INC		COM		 744320102	2870		52800	SH 	SOLE		52800
RESEARCH IN MOTION LTD		COM		 760975102	30927		621322	SH 	SOLE		621322
ROYAL BK CDA MONTREAL QUE	COM		 780087102	33659		694898	SH 	SOLE		694898
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD 780097689	125		10000	SH 	SOLE		10000
ROYAL DUTCH SHELL PLC		SPONS ADR A	 780259206	205		4000	SH 	SOLE		4000
SHAW COMMUNICATIONS INC		CL B CONV	 82028K200	52859		2909335	SH 	SOLE		2909335
SIEMENS A G			SPONSORED ADR	 826197501	431		4800	SH 	SOLE		4800
SK TELECOM LTD			SPONSORED ADR	 78440P108	150		10000	SH 	SOLE		10000
STATE STR CORP			COM		 857477103	795		23425	SH 	SOLE		23425
STEWART INFORMATION SVCS COR	COM		 860372101	108		12000	SH 	SOLE		12000
SUN LIFE FINL INC		COM		 866796105	6449		244423	SH 	SOLE		244423
SUNCOR ENERGY INC NEW		COM		 867224107	59577		1981990	SH 	SOLE		1981990
SYNGENTA AG			SPONSORED ADR	 87160A100	346		7500	SH 	SOLE		7500
THOMSON REUTERS CORP		COM		 884903105	2604		72165	SH 	SOLE		72165
TORONTO DOMINION BK ONT		COM NEW		 891160509	114373		1755695	SH 	SOLE		1755695
TOTAL S A			SPONSORED ADR	 89151E109	491		11000	SH 	SOLE		11000
TOYOTA MOTOR CORP		SP ADR REP2COM	 892331307	411		6000	SH 	SOLE		6000
UBS AG				SHS NEW		 H89231338	1701		127500	SH	SOLE		127500
VISA INC			COM CL A	 92826C839	3130		43800	SH 	SOLE		43800
VODAFONE GROUP PLC NEW		SPONS ADR NEW	 92857W209	268		12500	SH 	SOLE		12500
WAL MART STORES INC		COM		 931142103	66509		1360107	SH 	SOLE		1360107
WELLS FARGO & CO NEW		COM		 949746101	27908		1076300	SH 	SOLE		1076300
WILLIS GROUP HOLDINGS PUBLIC	SHS		 G96666105	940		31000	SH 	SOLE		31000

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